Intangible Assets, net (Details) - Schedule of the straight-line method over estimated useful life - AutoLotto, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lottery.com Domain Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	$ 935,000	$ 935,000
Less: accumulated amortization	(233,750)	(171,417)
Total	701,250	763,583
Customer Relationships [Member] | TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	940,000	940,000
Less: accumulated amortization	(365,556)	(208,889)
Total	574,444	731,111
Trade Names [Member] | TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	10,000	10,000
Less: accumulated amortization	(3,889)	(2,222)
Total	6,111	7,778
Technology [Member] | TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	1,430,000	1,430,000
Less: accumulated amortization	(556,111)	(317,778)
Total	873,889	1,112,222
Software Agreements [Member] | TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	2,000,000	2,000,000
Less: accumulated amortization	(916,667)	(583,333)
Total	$ 1,083,333	$ 1,416,667